UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
     Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%             27,300   Boeing Co.                                                            $   2,030,301
                                       13,000   General Dynamics Corp.                                                    1,083,810
                                       32,400   Honeywell International, Inc.                                             1,828,008
                                        1,900   L-3 Communications Holdings, Inc.                                           207,746
                                       14,200   Lockheed Martin Corp.                                                     1,410,060
                                       12,000   Northrop Grumman Corp.                                                      933,720
                                        2,600   Precision Castparts Corp.                                                   265,408
                                       66,000   Raytheon Co.                                                              4,264,260
                                          500   Rockwell Collins, Inc.                                                       28,575
                                                                                                                      -------------
                                                                                                                         12,051,888
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.1%            700   C.H. Robinson Worldwide, Inc.                                                38,080
                                       83,000   United Parcel Service, Inc. Class B                                       6,060,660
                                                                                                                      -------------
                                                                                                                          6,098,740
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                       162,700   Southwest Airlines Co.                                                    2,017,480
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                 14,400   Johnson Controls, Inc.                                                      486,720
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                     52,000   Ford Motor Co. (a)                                                          297,440
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                       22,600   Anheuser-Busch Cos., Inc.                                                 1,072,370
                                      135,100   The Coca-Cola Co.                                                         8,223,537
                                        5,524   Molson Coors Brewing Co. Class B                                            290,397
                                       55,400   Pepsi Bottling Group, Inc.                                                1,878,614
                                       16,510   PepsiCo, Inc.                                                             1,192,022
                                                                                                                      -------------
                                                                                                                         12,656,940
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                   12,710   Biogen Idec, Inc. (a)                                                       784,080
                                       17,104   Celgene Corp. (a)                                                         1,048,304
                                        7,600   Genzyme Corp. (a)                                                           566,504
                                       93,300   Gilead Sciences, Inc. (a)                                                 4,807,749
                                                                                                                      -------------
                                                                                                                          7,206,637
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%               26,339   Trane, Inc.                                                               1,208,960
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.3%                  8,000   American Capital Strategies Ltd. (b)                                        273,280
                                       15,200   Ameriprise Financial, Inc.                                                  788,120
                                      114,334   The Bank of New York Mellon Corp.                                         4,771,158
                                       62,200   The Charles Schwab Corp.                                                  1,171,226
                                       20,100   E*Trade Financial Corp. (a)(b)                                               77,586
                                       10,850   Franklin Resources, Inc.                                                  1,052,341
                                       20,150   The Goldman Sachs Group, Inc.                                             3,332,609
                                       30,600   Janus Capital Group, Inc.                                                   712,062
                                          900   Legg Mason, Inc.                                                             50,382
                                       15,900   Lehman Brothers Holdings, Inc.                                              598,476
                                       19,200   Northern Trust Corp.                                                      1,276,224
                                       16,728   State Street Corp.                                                        1,321,512
                                       16,200   TD Ameritrade Holding Corp. (a)                                             267,462
                                       68,600   T. Rowe Price Group, Inc.                                                 3,430,000
                                                                                                                      -------------
                                                                                                                         19,122,438
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                       47,500   The Dow Chemical Co.                                                      1,750,375
                                       48,400   E.I. du Pont de Nemours & Co.                                             2,263,184
                                        3,500   Eastman Chemical Co.                                                        218,575
                                       32,800   Huntsman Corp.                                                              772,440

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       21,100   Monsanto Co.                                                          $   2,352,650
                                        2,800   The Mosaic Co. (a)                                                          287,280
                                       21,500   PPG Industries, Inc.                                                      1,300,965
                                        2,200   Potash Corp. of Saskatchewan, Inc.                                          341,462
                                        9,200   Praxair, Inc.                                                               774,916
                                       16,900   Rohm & Haas Co.                                                             913,952
                                                                                                                      -------------
                                                                                                                         10,975,799
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.0%                35,325   BB&T Corp.                                                                1,132,520
                                           34   Fifth Third Bancorp                                                             711
                                       12,300   First Charter Corp.                                                         328,533
                                       42,600   Huntington Bancshares, Inc.                                                 457,950
                                        8,600   KeyCorp                                                                     188,770
                                        3,200   M&T Bank Corp.                                                              257,536
                                        1,000   Marshall & Ilsley Corp.                                                      23,200
                                       12,102   The PNC Financial Services Group, Inc. (c)                                  793,528
                                            5   Royal Bank of Canada                                                            233
                                       86,454   U.S. Bancorp                                                              2,797,651
                                       31,971   Wachovia Corp.                                                              863,217
                                      144,146   Wells Fargo & Co. (b)                                                     4,194,649
                                        7,300   Zions Bancorporation                                                        332,515
                                                                                                                      -------------
                                                                                                                         11,371,013
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6% 244,300   Allied Waste Industries, Inc. (a)                                         2,640,883
                                        9,721   ChoicePoint, Inc. (a)                                                       462,720
                                        5,600   Monster Worldwide, Inc. (a)                                                 135,576
                                       10,900   Waste Management, Inc.                                                      365,804
                                                                                                                      -------------
                                                                                                                          3,604,983
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%            14   Ciena Corp. (a)                                                                 432
                                      248,500   Cisco Systems, Inc. (a)                                                   5,986,365
                                            1   CommScope, Inc. (a)                                                              35
                                       56,800   Corning, Inc.                                                             1,365,472
                                       22,600   Juniper Networks, Inc. (a)                                                  565,000
                                          103   Motorola, Inc.                                                                  958
                                       71,000   QUALCOMM, Inc.                                                            2,911,000
                                                                                                                      -------------
                                                                                                                         10,829,262
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.4%         57,100   Apple, Inc. (a)                                                           8,193,850
                                      185,200   Dell, Inc. (a)                                                            3,689,184
                                          100   EMC Corp. (a)                                                                 1,434
                                       34,007   Hewlett-Packard Co.                                                       1,552,760
                                       85,447   International Business Machines Corp.                                     9,838,368
                                        4,900   NetApp, Inc. (a)                                                             98,245
                                          100   QLogic Corp. (a)                                                              1,535
                                       91,100   SanDisk Corp. (a)                                                         2,056,127
                                       20,700   Sun Microsystems, Inc. (a)                                                  321,471
                                            6   Teradata Corp. (a)                                                              132
                                                                                                                      -------------
                                                                                                                         25,753,106
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%       2,000   Fluor Corp.                                                           $     282,320
                                        1,900   Jacobs Engineering Group, Inc. (a)                                          139,821
                                                                                                                      -------------
                                                                                                                            422,141
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                36,200   American Express Co.                                                      1,582,664
                                       21,944   Capital One Financial Corp.                                               1,080,084
                                       19,500   Discover Financial Services, Inc.                                           319,215
                                       20,900   SLM Corp. (a)                                                               320,815
                                                                                                                      -------------
                                                                                                                          3,302,778
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%           5,700   Pactiv Corp. (a)                                                            149,397
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                     7,300   Genuine Parts Co.                                                           293,606
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.3%    5,900   Apollo Group, Inc. Class A (a)                                              254,880
                                       14,000   Bright Horizons Family Solutions, Inc. (a)                                  602,560
                                       54,800   H&R Block, Inc.                                                           1,137,648
                                                                                                                      -------------
                                                                                                                          1,995,088
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.3% 187,666   Bank of America Corp. (d)                                                 7,114,418
                                        8,200   CIT Group, Inc.                                                              97,170
                                        1,802   CME Group, Inc.                                                             845,318
                                       67,113   Citigroup, Inc.                                                           1,437,560
                                          900   Interactive Brokers Group, Inc. Class A (a)                                  23,103
                                        5,600   Intercontinental Exchange, Inc. (a)                                         730,800
                                       56,263   JPMorgan Chase & Co. (b)                                                  2,416,496
                                        4,600   NYSE Euronext                                                               283,866
                                        4,950   Nymex Holdings, Inc.                                                        448,618
                                                                                                                      -------------
                                                                                                                         13,397,349
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                           252,905   AT&T Inc.                                                                 9,686,261
Telecommunication                       4,600   CenturyTel, Inc.                                                            152,904
Services - 3.1%                        79,600   Embarq Corp.                                                              3,191,960
                                          100   Qwest Communications International Inc.                                         453
                                      136,040   Verizon Communications, Inc.                                              4,958,658
                                                                                                                      -------------
                                                                                                                         17,990,236
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.4%             222,200   Duke Energy Corp.                                                         3,966,270
                                       14,100   Edison International                                                        691,182
                                        8,000   Entergy Corp.                                                               872,640
                                       65,624   Exelon Corp.                                                              5,333,262
                                       11,500   FPL Group, Inc.                                                             721,510
                                       13,200   FirstEnergy Corp.                                                           905,784
                                        8,700   Pepco Holdings, Inc.                                                        215,064
                                        2,500   Progress Energy, Inc.                                                       104,250
                                       19,500   The Southern Co.                                                            694,395
                                                                                                                      -------------
                                                                                                                         13,504,357
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%            34,200   Emerson Electric Co.                                                      1,759,932
                                        1,500   First Solar, Inc. (a)                                                       346,710
                                                                                                                      -------------
                                                                                                                          2,106,642
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                  8,800   Agilent Technologies, Inc. (a)                                              262,504
Instruments - 0.2%                     31,155   Tyco Electronics Ltd.                                                     1,069,240
                                                                                                                      -------------
                                                                                                                          1,331,744
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%     10,700   Cameron International Corp. (a)                                       $     445,548
                                          300   ENSCO International, Inc.                                                    18,786
                                       46,859   Grant Prideco, Inc. (a)                                                   2,306,400
                                       48,000   Halliburton Co.                                                           1,887,840
                                            3   Nabors Industries Ltd. (a)                                                      101
                                        4,700   Noble Corp.                                                                 233,449
                                        8,300   Pride International, Inc. (a)                                               290,085
                                       24,200   Schlumberger Ltd.                                                         2,105,400
                                       15,618   Transocean, Inc.                                                          2,111,554
                                       19,500   Weatherford International Ltd. (a)                                        1,413,165
                                                                                                                      -------------
                                                                                                                         10,812,328
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%        61,965   CVS Caremark Corp.                                                        2,510,202
                                       12,900   Costco Wholesale Corp.                                                      838,113
                                      130,140   The Kroger Co.                                                            3,305,556
                                        8,800   Performance Food Group Co. (a)                                              287,584
                                          713   SUPERVALU, Inc.                                                              21,376
                                       13,200   SYSCO Corp.                                                                 383,064
                                       10,500   Safeway, Inc.                                                               308,175
                                       87,865   Wal-Mart Stores, Inc.                                                     4,628,728
                                                                                                                      -------------
                                                                                                                         12,282,798
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.2%                    6,350   Archer-Daniels-Midland Co.                                                  261,366
                                           38   Campbell Soup Co.                                                             1,290
                                        8,100   General Mills, Inc.                                                         485,028
                                       11,800   H.J. Heinz Co.                                                              554,246
                                        4,100   Kellogg Co.                                                                 215,496
                                      163,747   Kraft Foods, Inc.                                                         5,077,794
                                      276,900   Sara Lee Corp.                                                            3,871,062
                                       96,500   Tyson Foods, Inc. Class A                                                 1,539,175
                                        8,900   Wm. Wrigley Jr. Co.                                                         559,276
                                                                                                                      -------------
                                                                                                                         12,564,733
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                    1,000   Questar Corp.                                                                56,560
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                  21,000   Baxter International, Inc.                                                1,214,220
& Supplies - 1.2%                       6,200   Becton Dickinson & Co.                                                      532,270
                                       38,600   Boston Scientific Corp. (a)                                                 496,782
                                        4,400   C.R. Bard, Inc.                                                             424,160
                                       30,655   Covidien Ltd.                                                             1,356,484
                                       41,300   Medtronic, Inc.                                                           1,997,681
                                        6,700   St. Jude Medical, Inc. (a)                                                  289,373
                                        4,200   Stryker Corp.                                                               273,210
                                        5,900   Zimmer Holdings, Inc. (a)                                                   459,374
                                                                                                                      -------------
                                                                                                                          7,043,554
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                  13,000   Aetna, Inc.                                                                 547,170
& Services - 1.7%                      63,755   Cardinal Health, Inc.                                                     3,347,775
                                        3,400   Cigna Corp.                                                                 137,938
                                        6,700   Coventry Health Care, Inc. (a)                                              270,345
                                       10,900   Express Scripts, Inc. (a)                                                   701,088
                                        6,900   Humana, Inc. (a)                                                            309,534

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                          300   Laboratory Corp. of America Holdings (a)                              $      22,104
                                        6,200   McKesson Corp.                                                              324,694
                                       23,232   Medco Health Solutions, Inc. (a)                                          1,017,329
                                        6,100   Patterson Cos., Inc. (a)                                                    221,430
                                       54,113   UnitedHealth Group, Inc.                                                  1,859,323
                                       23,557   WellPoint, Inc. (a)                                                       1,039,570
                                                                                                                      -------------
                                                                                                                          9,798,300
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%    8,627   Carnival Corp.                                                              349,221
                                        6,200   Darden Restaurants, Inc.                                                    201,810
                                       13,700   International Game Technology                                               550,877
                                       16,272   MGM Mirage (a)                                                              956,305
                                       76,400   Marriott International, Inc. Class A (b)                                  2,625,104
                                       48,682   McDonald's Corp.                                                          2,714,995
                                        6,300   Penn National Gaming, Inc. (a)                                              275,499
                                       47,400   Starbucks Corp. (a)                                                         829,500
                                        2,000   Starwood Hotels & Resorts Worldwide, Inc.                                   103,500
                                        3,800   Wendy's International, Inc.                                                  87,628
                                           20   Wyndham Worldwide Corp.                                                         414
                                       12,500   Yum! Brands, Inc.                                                           465,125
                                                                                                                      -------------
                                                                                                                          9,159,978
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.2%              12,100   Newell Rubbermaid, Inc.                                                     276,727
                                        2,500   Snap-On, Inc.                                                               127,125
                                        9,900   Whirlpool Corp.                                                             859,122
                                                                                                                      -------------
                                                                                                                          1,262,974
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.0%              22,100   Colgate-Palmolive Co.                                                     1,721,811
                                       12,500   Kimberly-Clark Corp.                                                        806,875
                                      131,105   The Procter & Gamble Co.                                                  9,186,527
                                                                                                                      -------------
                                                                                                                         11,715,213
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.3%                     14,300   Automatic Data Processing, Inc.                                             606,177
                                        7,100   Fiserv, Inc. (a)                                                            341,439
                                       14,500   Paychex, Inc.                                                               496,770
                                        9,700   Total System Services, Inc.                                                 229,502
                                                                                                                      -------------
                                                                                                                          1,673,888
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &         171,800   The AES Corp. (a)(d)                                                      2,863,906
Energy Traders - 0.6%                   3,700   Constellation Energy Group, Inc.                                            326,599
                                                                                                                      -------------
                                                                                                                          3,190,505
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.4%        26,200   3M Co.                                                                    2,073,730
                                      438,600   General Electric Co.                                                     16,232,586
                                       33,655   Tyco International Ltd.                                                   1,482,503
                                                                                                                      -------------
                                                                                                                         19,788,819
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                       13,400   ACE Ltd.                                                                    737,804
                                          100   AMBAC Financial Group, Inc.                                                     575
                                       12,000   AON Corp.                                                                   482,400
                                       21,200   Aflac, Inc.                                                               1,376,940
                                       17,200   Alfa Corp.                                                                  378,056
                                       31,800   The Allstate Corp.                                                        1,528,308
                                       30,275   American International Group, Inc. (d)                                    1,309,394

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        4,100   Assurant, Inc.                                                        $     249,526
                                       29,800   Chubb Corp.                                                               1,474,504
                                       28,500   Commerce Group, Inc.                                                      1,027,710
                                       13,000   Hartford Financial Services Group, Inc.                                     985,010
                                        4,365   Lincoln National Corp.                                                      226,980
                                       90,686   Loews Corp.                                                               3,647,391
                                        8,800   MBIA, Inc. (b)                                                              107,536
                                       41,550   Marsh & McLennan Cos., Inc.                                               1,011,742
                                       81,100   MetLife, Inc.                                                             4,887,086
                                        9,300   The Midland Co.                                                             603,849
                                        4,500   Principal Financial Group, Inc.                                             250,740
                                       18,800   Prudential Financial, Inc.                                                1,471,100
                                       26,929   The Travelers Cos., Inc.                                                  1,288,553
                                       52,100   UnumProvident Corp.                                                       1,146,721
                                        8,400   XL Capital Ltd. Class A                                                     248,220
                                                                                                                      -------------
                                                                                                                         24,440,145
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.9%       39,700   Amazon.com, Inc. (a)                                                      2,830,610
                                        9,000   Expedia, Inc. (a)                                                           197,010
                                       98,500   IAC/InterActiveCorp (a)                                                   2,044,860
                                                                                                                      -------------
                                                                                                                          5,072,480
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.6%       700   Akamai Technologies, Inc. (a)                                                19,712
                                      119,105   eBay, Inc. (a)                                                            3,554,093
                                        9,641   Google, Inc. Class A (a)                                                  4,246,571
                                       55,132   Yahoo! Inc. (a)                                                           1,594,969
                                                                                                                      -------------
                                                                                                                          9,415,345
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.0%     6,400   Hasbro, Inc.                                                                178,560
                                        1,100   Mattel, Inc.                                                                 21,890
                                                                                                                      -------------
                                                                                                                            200,450
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%   5,100   PerkinElmer, Inc.                                                           123,675
                                       18,335   Thermo Fisher Scientific, Inc. (a)                                        1,042,161
                                                                                                                      -------------
                                                                                                                          1,165,836
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                       68,700   Caterpillar, Inc. (b)                                                     5,378,523
                                        8,900   Cummins, Inc.                                                               416,698
                                        5,800   Danaher Corp.                                                               440,974
                                       22,600   Deere & Co.                                                               1,817,944
                                        7,200   Eaton Corp.                                                                 573,624
                                        7,900   ITT Corp.                                                                   409,299
                                        2,600   Ingersoll-Rand Co. Class A                                                  115,908
                                          100   Manitowoc Co.                                                                 4,080
                                        9,125   PACCAR, Inc.                                                                410,625
                                        4,500   Terex Corp. (a)                                                             281,250
                                                                                                                      -------------
                                                                                                                          9,848,925
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                           13,148   CBS Corp. Class B                                                           290,308
                                       51,700   Clear Channel Communications, Inc.                                        1,510,674
                                       23,235   Comcast Corp. Class A                                                       449,365
                                       30,100   The DIRECTV Group, Inc. (a)                                                 746,179
                                       19,790   Gannett Co., Inc.                                                           574,899

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                        7,700   Getty Images, Inc. (a)                                                $     246,400
                                       10,300   The McGraw-Hill Cos., Inc.                                                  380,585
                                       30,010   News Corp. Class A                                                          562,688
                                       49,750   News Corp. Class B                                                          947,240
                                        5,600   Omnicom Group Inc.                                                          247,408
                                      131,725   Time Warner, Inc.                                                         1,846,784
                                       28,500   Viacom, Inc. Class B (a)                                                  1,129,170
                                       70,607   Walt Disney Co.                                                           2,215,648
                                          200   The Washington Post Co. Class B                                             132,300
                                                                                                                      -------------
                                                                                                                         11,279,648
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.7%                  8,200   Alcoa, Inc.                                                                 295,692
                                       32,708   Freeport-McMoRan Copper & Gold, Inc. Class B                              3,147,164
                                       12,600   Newmont Mining Corp.                                                        570,780
                                       33,100   Nucor Corp.                                                               2,242,194
                                       26,400   United States Steel Corp.                                                 3,349,368
                                                                                                                      -------------
                                                                                                                          9,605,198
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%                 47,500   Dominion Resources, Inc.                                                  1,939,900
                                       14,000   Energy East Corp.                                                           337,680
                                      113,515   NiSource, Inc.                                                            1,956,999
                                        5,700   PG&E Corp.                                                                  209,874
                                       22,100   Public Service Enterprise Group, Inc.                                       888,199
                                       29,900   Puget Energy, Inc.                                                          773,513
                                        4,300   Sempra Energy                                                               229,104
                                                                                                                      -------------
                                                                                                                          6,335,269
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                33,700   Big Lots, Inc. (a)                                                          751,510
                                       66,300   Kohl's Corp. (a)                                                          2,843,607
                                        8,200   Nordstrom, Inc.                                                             267,320
                                       34,400   Target Corp.                                                              1,743,392
                                                                                                                      -------------
                                                                                                                          5,605,829
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%                 100   Xerox Corp.                                                                   1,497
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 9.4%     19,000   Anadarko Petroleum Corp.                                                  1,197,570
                                       14,400   Apache Corp.                                                              1,739,808
                                       91,602   Chevron Corp.                                                             7,819,147
                                      106,950   ConocoPhillips                                                            8,150,660
                                        4,500   Consol Energy, Inc.                                                         311,355
                                       15,700   Devon Energy Corp.                                                        1,637,981
                                        7,600   EOG Resources, Inc.                                                         912,000
                                      232,790   Exxon Mobil Corp.                                                        19,689,378
                                       12,075   Hess Corp.                                                                1,064,773
                                       43,000   Murphy Oil Corp.                                                          3,532,020
                                        2,700   Noble Energy, Inc.                                                          196,560
                                       63,504   Occidental Petroleum Corp.                                                4,646,588
                                        5,485   Peabody Energy Corp.                                                        279,735
                                        4,800   Plains Exploration & Production Co. (a)                                     255,072
                                       24,772   Spectra Energy Corp.                                                        563,563
                                       18,223   Valero Energy Corp.                                                         894,932
                                       15,300   Williams Cos., Inc.                                                         504,594

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       11,750   XTO Energy, Inc.                                                      $     726,855
                                                                                                                      -------------
                                                                                                                         54,122,591
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%             11   Domtar Corp. (a)                                                                 75
                                        6,900   International Paper Co.                                                     187,680
                                        7,400   MeadWestvaco Corp.                                                          201,428
                                       14,634   Weyerhaeuser Co.                                                            951,795
                                                                                                                      -------------
                                                                                                                          1,340,978
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%               18,600   Avon Products, Inc.                                                         735,444
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.4%                 59,700   Abbott Laboratories                                                       3,292,455
                                        8,212   Allergan, Inc.                                                              463,075
                                       69,900   Bristol-Myers Squibb Co.                                                  1,488,870
                                       56,600   Eli Lilly & Co.                                                           2,919,994
                                       13,500   Forest Laboratories, Inc. (a)                                               540,135
                                      118,209   Johnson & Johnson                                                         7,668,218
                                      207,600   King Pharmaceuticals, Inc. (a)                                            1,806,120
                                       86,302   Merck & Co., Inc.                                                         3,275,161
                                      433,840   Pfizer, Inc.                                                              9,080,271
                                       58,300   Schering-Plough Corp.                                                       840,103
                                        4,500   Watson Pharmaceuticals, Inc. (a)                                            131,940
                                                                                                                      -------------
                                                                                                                         31,506,342
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts           1,100   Boston Properties, Inc.                                                     101,277
(REITs) - 1.5%                         10,400   Developers Diversified Realty Corp.                                         435,552
                                       10,600   General Growth Properties, Inc.                                             404,602
                                       10,700   HCP, Inc.                                                                   361,767
                                          501   Kimco Realty Corp.                                                           19,624
                                       65,500   ProLogis                                                                  3,855,330
                                       40,504   Public Storage                                                            3,589,464
                                                                                                                      -------------
                                                                                                                          8,767,616
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                      8,800   Burlington Northern Santa Fe Corp.                                          811,536
                                       19,700   CSX Corp.                                                                 1,104,579
                                        9,800   Norfolk Southern Corp.                                                      532,336
                                       24,800   Union Pacific Corp.                                                       3,109,424
                                                                                                                      -------------
                                                                                                                          5,557,875
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor         14,600   Altera Corp.                                                                269,078
Equipment - 2.8%                       55,700   Analog Devices, Inc.                                                      1,644,264
                                       43,600   Applied Materials, Inc.                                                     850,636
                                      394,600   Intel Corp.                                                               8,357,628
                                      347,500   LSI Corp. (a)                                                             1,720,125
                                        9,200   MEMC Electronic Materials, Inc. (a)                                         652,280
                                       10,150   Maxim Integrated Products, Inc.                                             206,959
                                       10,600   Microchip Technology, Inc.                                                  346,938
                                          100   Micron Technology, Inc. (a)                                                     597
                                        5,100   Novellus Systems, Inc. (a)                                                  107,355
                                       15,150   Nvidia Corp. (a)                                                            299,818
                                        7,600   Teradyne, Inc. (a)                                                           94,392
                                       47,700   Texas Instruments, Inc.                                                   1,348,479
                                                                                                                      -------------
                                                                                                                         15,898,549
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                               Shares   Common Stocks                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.8%                        13,200   Activision, Inc. (a)                                                  $     360,492
                                       51,300   Adobe Systems, Inc. (a)                                                   1,825,767
                                       10,000   Autodesk, Inc. (a)                                                          314,800
                                       26,300   BEA Systems, Inc. (a)                                                       503,645
                                        8,500   BMC Software, Inc. (a)                                                      276,420
                                        1,800   BladeLogic, Inc. (a)                                                         50,490
                                       45,200   CA, Inc.                                                                  1,017,000
                                       12,500   Compuware Corp. (a)                                                          91,750
                                        6,400   Electronic Arts, Inc. (a)                                                   319,488
                                        3,000   Intuit, Inc. (a)                                                             81,030
                                      346,460   Microsoft Corp.                                                           9,832,535
                                       19,400   NAVTEQ Corp. (a)                                                          1,319,200
                                       15,300   Novell, Inc. (a)                                                             96,237
                                      153,300   Oracle Corp. (a)                                                          2,998,548
                                      165,100   Symantec Corp. (a)                                                        2,743,962
                                                                                                                      -------------
                                                                                                                         21,831,364
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.2%                 6,117   AutoNation, Inc. (a)                                                         91,571
                                        1,900   AutoZone, Inc. (a)                                                          216,277
                                        6,900   GameStop Corp. Class A (a)                                                  356,799
                                      125,500   The Gap, Inc.                                                             2,469,840
                                       70,200   Home Depot, Inc.                                                          1,963,494
                                          100   Limited Brands, Inc.                                                          1,710
                                       40,900   Lowe's Cos., Inc.                                                           938,246
                                       19,000   TJX Cos., Inc.                                                              628,330
                                        5,600   Tiffany & Co.                                                               234,304
                                                                                                                      -------------
                                                                                                                          6,900,571
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                   136,300   Jones Apparel Group, Inc.                                                 1,829,146
Luxury Goods - 0.8%                    40,000   Nike, Inc. Class B                                                        2,720,000
                                                                                                                      -------------
                                                                                                                          4,549,146
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.1%      42,500   Fannie Mae                                                                1,118,600
                                       28,720   Freddie Mac                                                                 727,190
                                      205,200   Hudson City Bancorp, Inc.                                                 3,627,936
                                       56,400   Washington Mutual, Inc. (b)                                                 580,920
                                                                                                                      -------------
                                                                                                                          6,054,646
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                         99,293   Altria Group, Inc.                                                        2,204,305
                                       99,293   Philip Morris International, Inc. (a)                                     5,022,240
                                        9,900   Reynolds American, Inc.                                                     584,397
                                       11,600   UST, Inc.                                                                   632,432
                                                                                                                      -------------
                                                                                                                          8,443,374
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    10,100   UAP Holding Corp.                                                           387,234
Distributors - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication             71,700   American Tower Corp. Class A (a)                                          2,811,357
Services - 0.8%                         9,500   Crown Castle International Corp. (a)                                        327,655
                                       20,800   Rural Cellular Corp. Class A (a)                                            919,984
                                          100   Sprint Nextel Corp.                                                             669
                                                                                                                      -------------
                                                                                                                          4,059,665
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)
--------------------------------------------------------------------------------

Industry                                                                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks
                                                (Cost - $485,014,908) - 92.3%                                         $ 530,650,411
-----------------------------------------------------------------------------------------------------------------------------------

                                       Shares   Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                      113,170   SPDR Trust Series 1 (b)                                                  14,935,045
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Exchange-Traded Funds
                                                (Cost - $14,835,916) - 2.6%                                              14,935,045
-----------------------------------------------------------------------------------------------------------------------------------

                                          Par
                                        (000)   Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%               $      475   Genzyme Corp., 1.25%, 12/01/23 (e)                                          550,406
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Bonds
                                                (Cost - $494,719) - 0.1%                                                    550,406
-----------------------------------------------------------------------------------------------------------------------------------

                                   Beneficial
                                     Interest
                                        (000)   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                   $   28,203   BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series, 2.92% (c)(f)                                       28,202,720
                                       17,162   BlackRock Liquidity Series, LLC
                                                   Money Market Series, 3.10% (c)(f)(g)                                  17,161,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities
                                                (Cost - $45,364,570) - 7.9%                                              45,364,570
-----------------------------------------------------------------------------------------------------------------------------------

                                    Contracts   Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                  1,500   Clear Channel Communications, Inc.,
                                                expiring April 2008 at $37.5                                                 26,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Options Purchased
                                                (Premiums Paid - $226,995) - 0.0%                                            26,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Before Investments Sold Short
                                                (Cost - $545,937,108*) - 102.9%                                         591,526,682
-----------------------------------------------------------------------------------------------------------------------------------

                                       Shares   Investments Sold Short
-----------------------------------------------------------------------------------------------------------------------------------
                                      (2,300)   Fairpoint                                                                   (20,746)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments Sold Short
                                                (Cost - $19,941) - 0.0%                                                     (20,746)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments, Net of Investments Sold Short
                                                (Cost - $545,917,167) - 102.9%                                          591,505,936
                                                Liabilities in Excess of Other Assets - (2.9%)                          (16,876,187)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 574,629,749
                                                                                                                      =============

  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                       $  553,714,761
                                                           ==============
      Gross unrealized appreciation                        $   59,814,279
      Gross unrealized depreciation                           (22,002,358)
                                                           --------------
      Net unrealized appreciation                          $   37,811,921
                                                           ==============

(a)   Non-income producing security.

(b)   Security, or a portion of security, is on loan.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                 Purchase                      Realized      Interest/
      Affiliate                                                    Cost       Sale Cost          Gain     Dividend Income
      -------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series             --      $   29,340,218 *      --        $   459,500
      BlackRock Liquidity Series, LLC Money Market Series           --      $   11,185,550 *      --        $    58,091
      The PNC Financial Services Group, Inc.                        --                  --        --        $     7,624
      -------------------------------------------------------------------------------------------------------------------

  *   Represents net sale cost.

(d) All, or a portion of, security held as collateral in connection with open financial futures contracts.

(e)   Convertible security.

(f)   Represents the current yield as of report date.

(g)   Security was purchased with the cash proceeds from securities loans.

  o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

  o Financial futures contracts purchased as of March 31, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                    Expiration                                         Unrealized
      Contracts               Issue                    Date              Face Value                   Appreciation
      -------------------------------------------------------------------------------------------------------------
            121           S&P 500 Index              June 2008        $    39,227,118               $       823,882
      -------------------------------------------------------------------------------------------------------------

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master Enhanced S&P 500 Series of Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

-------------------------------------------------------------------
Valuation                Investments in            Other Financial
Inputs                     Securities                Instruments*
-------------------------------------------------------------------
Level 1                  $  545,564,710            $       850,132
Level 2                      45,914,976                          0
Level 3                               0                          0
-------------------------------------------------------------------
Total                    $  591,479,686            $       850,132
===================================================================

* Other financial instruments are derivative instruments such as futures and options.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Master Enhanced S&P 500 Series of Quantitative Master Series LLC

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced S&P 500 Series of Quantitative Master Series LLC

     Date: May 22, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:  /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced S&P 500 Series of Quantitative Master Series LLC

     Date: May 22, 2008

     By:  /s/ Neal J. Andrews
          ---------------------------------
          Neal J. Andrews
          Chief Financial Officer (principal financial officer) of
          Master Enhanced S&P 500 Series of Quantitative Master Series LLC

     Date: May 22, 2008